The Company and Nature of Operations	12 Months Ended
Dec. 31, 2020
THE COMPANY AND NATURE OF OPERATIONS [Abstract]
The Company and Nature of Operations
1.	THE COMPANY AND NATURE OF OPERATIONS
Nature of Operations and Organization
Sohu.com Limited was incorporated in the Cayman Islands on May 30, 2003 as a direct wholly-owned subsidiary of Sohu.com Inc., which was incorporated in Delaware in August 1996 and was the ultimate parent company of the Sohu Group (as defined below) until its dissolution on May 31, 2018. On July 17, 2000, Sohu.com Inc. completed an initial public offering (“IPO”) of shares of its common stock on NASDAQ trading under the symbol “SOHU.” On May 31, 2018, pursuant to a proposal for the dissolution of Sohu.com Inc. and adoption of a plan of complete liquidation and dissolution of Sohu.com Inc. that was approved by the stockholders of Sohu.com Inc. at a special meeting of stockholders held on May 29, 2018, Sohu.com Inc. was dissolved, all outstanding shares of the common stock of Sohu.com Inc. were delisted and cancelled, and American Depositary Shares (“ADSs”) representing all outstanding ordinary shares of Sohu.com Limited were distributed on a share-for-share
basis to the stockholders of Sohu.com Inc. On June 1, 2018 Sohu.com Limited’s ADSs began trading on the NASDAQ Global Select Market under the same “SOHU” symbol in place of the common stock of Sohu.com Inc. As a result, Sohu.com Limited replaced Sohu.com Inc. as the top-tier,
publicly-traded holding company of the Sohu Group (as defined below). Sohu.com Limited (or its predecessor Sohu.com Inc., as applicable), together with its subsidiaries and consolidated VIEs, are collectively referred to herein as the “Sohu Group,” the “Group” or the “Company.”
The Sohu Group is a leading Chinese online media, game and search service group providing comprehensive online products and services on PCs and mobile devices in China. The Sohu Group, which consists of “Sohu,” which when referred to in this report, unless the context requires otherwise, excludes the businesses and the corresponding subsidiaries and VIEs of Changyou.com Limited (“Changyou”) and Sogou Inc. (“Sogou”), Changyou and Sogou. Changyou and Sogou are the indirect controlled subsidiaries of the Company. Sohu is a leading Chinese language online media content and services provider; Changyou is a leading online game developer and operator in China that engages primarily in the development, operation and licensing of online games for PCs and mobile devices; and Sogou is an innovator in search and a leader in China’s Internet industry. Most of the Sohu Group’s operations are conducted through the Group’s China-based subsidiaries and VIEs.
Changyou completed its IPO on NASDAQ in April 2009, trading under the symbol “CYOU.” On April 17, 2020, Sohu acquired all outstanding shares of Changyou that it did not already beneficially own pursuant to the merger (the “Changyou Merger”) of an indirect newly-formed wholly-owned subsidiary (“Changyou Merger Co.”) with and into Changyou, with Changyou being the company surviving the Changyou Merger, and resulting in Changyou being delisted from NASDAQ and continuing as a privately-held company wholly-owned directly and indirectly by Sohu.
Because prior to the completion of Changyou Merger, Sohu.com Limited, or its predecessor Sohu.com Inc., was the controlling shareholder of Changyou, Sohu.com Limited consolidated Changyou in its consolidated financial statements, and recognized noncontrolling interests reflecting economic interests in Changyou held by Changyou’s former shareholders or beneficial owners other than Sohu.com Limited. As a result of the completion of Sohu’s acquisition of the noncontrolling interests in Changyou on April 17, 2020, Sohu.com Limited holds 100% of the combined total of Changyou’s outstanding ordinary shares and 100% of the total voting power in Changyou and consolidates Changyou in its consolidated financial statements with no noncontrolling interests being recognized except for noncontrolling interests reflecting economic interests in Changyou’s subsidiaries.
Sogou completed its IPO on the New York Stock Exchange (the “NYSE”) in November 2017 trading under the symbol “SOGO.” On September 29, 2020, Sogou entered into a definitive agreement and plan of merger (as amended on December 1, 2020, the “Sogou Merger Agreement”) with THL A21 Limited (“THL”), TitanSupernova Limited (“Tencent Merger Sub”), and Tencent Mobility Limited (“TML”), each of which is a direct or indirect wholly-owned subsidiary of Tencent Holdings Limited (“Tencent”), which contemplates that Tencent Merger Sub will be merged with and into Sogou in an all-cash
going-private transaction (the “Sogou Merger”). Also on September 29, 2020, Sohu and its indirect wholly-owned subsidiary Sohu.com (Search) Limited (“Sohu Search”) entered into a share purchase agreement with Tencent Merger Sub (as amended on December 1, 2020, the “Tencent/Sohu Sogou Share Purchase Agreement”), pursuant to which Sohu agreed to sell all of the Sogou Class A Ordinary Shares and Sogou Class B Ordinary Shares owned by Sohu to Tencent, shortly before the effectiveness of the Sogou Merger (the “Tencent/Sohu Sogou Share Purchase”). If the Tencent/Sohu Sogou Share Purchase and the Sogou Merger are completed, Sohu will no longer have any beneficial ownership interest in Sogou, and Sogou will become an indirect wholly-owned subsidiary of Tencent and will no longer be listed on the NYSE.
As Sohu.com Limited, or its predecessor Sohu.com Inc., is the controlling shareholder of Sogou, Sohu.com Limited consolidates Sogou in its consolidated financial statements as discontinued operations, and recognizes noncontrolling interests reflecting economic interests in Sogou held by shareholders or beneficial owners other than Sohu.com Limited (the “Sogou noncontrolling shareholders”).
The consolidated financial statements of Sohu.com Limited represent the continuation of the financial statements of Sohu.com Inc., reflecting the assets and liabilities, accumulated deficit and other equity balances of Sohu.com Inc. immediately before Sohu.com Inc.’s dissolution on May 31, 2018.
Through the operation of Sohu and Changyou, the Sohu Group generates brand advertising revenues, online game revenues, and other revenues. Brand advertising and online games are the Sohu Group’s core businesses. The Sohu Group also generates search and search-related advertising revenues through the discontinued operations of Sogou.
The principal subsidiaries and VIEs through which the Group conducts its business operations as of December 31, 2020 are described below:

Name of Entity	Date of Incorporation/Acquisition	Place of Incorporation/ Acquisition	Effective Interest held
Subsidiaries:
For Sohu:
Sohu.com (Hong Kong) Limited (“Sohu HK”)	Incorporated on April 19, 2000	Hong Kong	100%
Beijing Sohu New Era Information Technology Co., Ltd. (“Sohu Era”)	Incorporated on July 25, 2003	People’s Republic of China	100%
Sohu.com (Search) Limited (“Sohu Search”)	Incorporated on October 28, 2005	Cayman Islands	100%
Beijing Sohu New Media Information Technology Co., Ltd. (“Sohu Media”)	Incorporated on June 19, 2006	People’s Republic of China	100%
Sohu.com (Game) Limited (“Sohu Game”)	Incorporated on February 11, 2008	Cayman Islands	100%
Beijing Sohu New Momentum Information Technology Co., Ltd. (“Sohu New Momentum”)	Incorporated on May 31, 2010	People’s Republic of China	100%
Fox Video Limited (“Sohu Video”)	Incorporated on July 26, 2011	Cayman Islands	100%
Fox Information Technology (Tianjin) Limited (“Video Tianjin”)	Incorporated on November 17, 2011	People’s Republic of China	100%
Sohu Focus Limited (“Sohu Focus”)	Incorporated on July 11, 2013	Cayman Islands	100%
For Changyou:
Changyou.com Limited (“Changyou”)	Incorporated on August 6, 2007	Cayman Islands	100%
Changyou.com (HK) Limited (“Changyou HK”)	Incorporated on August 13, 2007	Hong Kong	100%
Beijing AmazGame Age Internet Technology Co., Ltd. (“AmazGame”)	Incorporated on September 26, 2007	People’s Republic of China	100%
Beijing Changyou Gamespace Software Technology Co., Ltd. (“Gamespace”)	Incorporated on October 29, 2009	People’s Republic of China	100%
Changyou.com Korea LLC (“Changyou Korea”)	Incorporated on January 7, 2010	Korea	100%
Beijing Changyou Chuangxiang Software Technology Co., Ltd. (“Changyou Chuangxiang”)	Incorporated on November 8, 2016	People’s Republic of China	100%
For Sogou:
Sogou Inc. (“Sogou”)	Incorporated on December 23, 2005	Cayman Islands	34%
Sogou (BVI) Limited (“Sogou BVI”)	Incorporated on December 23, 2005	British Virgin Islands	34%
Beijing Sogou Technology Development Co., Ltd. (“Sogou Technology”)	Incorporated on February 8, 2006	People’s Republic of China	34%
Sogou Hong Kong Limited (“Sogou HK”)	Incorporated on December 12, 2007	Hong Kong	34%
Vast Creation Advertising Media Services Limited (“Vast Creation”)	Acquired on November 30, 2011	Hong Kong	34%
Beijing Sogou Network Technology Co., Ltd (“Sogou Network”)	Incorporated on March 29, 2012	People’s Republic of China	34%

Sogou (Shantou) Internet Microcredit Co., Ltd. (“Sogou Microcredit”)	Incorporated on November 22, 2017	People’s Republic of China	34%
Sogou (Hangzhou) Intelligent Technology Co., Ltd. (“Sogou Hangzhou”)	Incorporated on April 28, 2018	People’s Republic of China	34%
Shantou Ying Zhong Bai Fu Financing Guarantee Co., Ltd. (“Sogou Financing Guarantee”)	Incorporated on July 24, 2019	People’s Republic of China	34%
VIEs:
For Sohu:
Beijing Century High-Tech Investment Co., Ltd. (“High Century”)	Incorporated on December 28, 2001	People’s Republic of China	100%
Beijing Heng Da Yi Tong Information Technology Co., Ltd. (“Heng Da Yi Tong”)	Incorporated on February 7, 2002	People’s Republic of China	100%
Beijing Sohu Internet Information Service Co., Ltd. (“Sohu Internet”)	Incorporated on July 31, 2003	People’s Republic of China	100%
Beijing Sohu Donglin Advertising Co., Ltd. (“Donglin”)	Incorporated on May 17, 2010	People’s Republic of China	100%
Tianjin Jinhu Culture Development Co., Ltd (“Tianjin Jinhu”)	Incorporated on November 24, 2011	People’s Republic of China	100%
Beijing Focus Interactive Information Service Co., Ltd. (“Focus Interactive”)	Incorporated on July 15, 2014	People’s Republic of China	100%
For Changyou:
Beijing Gamease Age Digital Technology Co., Ltd. (“Gamease”)	Incorporated on August 23, 2007	People’s Republic of China	100%
Shanghai ICE Information Technology Co., Ltd. (“Shanghai ICE”)	Acquired on May 28, 2010	People’s Republic of China	100%
Beijing Guanyou Gamespace Digital Technology Co., Ltd. (“Guanyou Gamespace”)	Incorporated on August 5, 2010	People’s Republic of China	100%
For Sogou:
Beijing Sogou Information Service Co., Ltd.(“Sogou Information”)	Incorporated on December 28, 2005	People’s Republic of China	34%
Chengdu Easypay Technology Co., Ltd. (“Chengdu Easypay”)	Incorporated on January 19, 2015	People’s Republic of China	34%
Sohu’s Business
Brand Advertising Busines
s
Sohu’s main business is the brand advertising business, which offers to users, over Sohu’s matrices of Chinese language online media, various content, products and services across multiple Internet-enabled devices such as mobile phones, tablets and PCs. The majority of Sohu’s products and services are provided in China through Sohu Media Portal, Sohu Video and Focus.

•
Sohu Media Portal.
Sohu Media Portal is a leading online news and information provider in China. It provides users with access to comprehensive content through the mobile phone application Sohu News APP, the mobile portal m.sohu.com and www.sohu.com for PCs;

•	Sohu Video. Sohu Video is an online video content and service provider in China through the mobile phone application Sohu Video APP, tv.sohu.com and the PC video application ifox for PCs; and

•	Focus. Focus (www.focus.cn) is an online real estate information and services provider in China.
Revenues generated by the brand advertising business are classified as brand advertising revenues in the Sohu Group’s consolidated statements of comprehensive income.
Other Sohu Business
Sohu also engages in the other business, which consists primarily of paid subscription services, interactive broadcasting services, and sub-licensing
of purchased video content to third parties. Revenues generated by Sohu from the other business are classified as other revenues in the Sohu Group’s consolidated statements of comprehensive income.
Changyou’s Business
Changyou’s business lines consist of the online game business and the platform channel business, which consists primarily of online advertising and mobile game distribution services. Before ceasing its operations in August 2019, Changyou also operated a cinema advertising business, which consisted primarily of the acquisition from operators of movie theaters, and the sale to advertisers, of pre-film
advertising slots.
Online Game Business
Changyou’s online game business offers PC games and mobile games to game players. All of Changyou’s games are operated under the item-based revenue model, meaning that game players can play the games for free, but may choose to pay for virtual items, which are non-physical
items that game players can purchase and use within a game, such as gems, pets, fashion items, magic medicine, riding animals, hierograms, skill books and fireworks. Revenues derived from the operation of online games are classified as online game revenues in the Sohu Group’s consolidated statements of comprehensive income.
PC Games
PC games are interactive online games that are accessed and played simultaneously by hundreds of thousands of game players through personal computers and require that local client-end
game access software be installed on the computers used. Changyou’s dominant game is Tian Long Ba Bu (“TLBB”), a PC based client-end
game. For the year ended December 31, 2020, revenues from TLBB were $309.7 million, accounting for approximately 58% of Changyou’s online game revenues, approximately 56% of Changyou’s total revenues and approximately 41% of the Sohu Group’s total revenues.
Mobile Games

Mobile games are played on mobile devices and require an Internet connection. In the second quarter of 2017, Changyou launched a mobile game, Legacy TLBB (“Legacy TLBB Mobile”), which is operated by Tencent under license from Changyou. For the year ended December 31, 2020, revenues from Legacy TLBB Mobile were $88.3 million, accounting for approximately 16% of Changyou’s online game revenues, approximately 16% of Changyou’s total revenues, and approximately 12% of the Sohu Group’s total revenues.
Platform Channel Business
Changyou’s platform channel business consists primarily of the operation of the 17173.com Website. Prior to RaidCall’s ceasing operations in March 2019 and the sale of MoboTap Inc. (“MoboTap”) in March 2018, Changyou’s platform channel business also included RaidCall and MoboTap.
17173.com Website
The 17173.com Website provides news, electronic forums, online videos, and other online game information services to game players, as well as mobile game distribution services. Changyou generates online advertising revenues from providing advertising services to third-party advertisers on the 17173.com Website and online game revenues from mobile game distribution services.
RaidCall
Prior to ceasing operations in March 2019, RaidCall provided online music and entertainment services, primarily in Taiwan. IVAS revenues that were generated by RaidCall are classified as other revenues in the Sohu Group’s consolidated statements of comprehensive income.
Cinema Advertising Business (Discontinued)
Prior to ceasing its operations in August 2019, Changyou also operated a cinema advertising business, which consisted primarily of the acquisition from operators of movie theaters, and the sale to advertisers, of pre-film
advertising slots. Revenues that were generated by Changyou’s cinema advertising business are reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income.
Changyou’s Share Structure
As a result of the completion of the Changyou Merger on April 17, 2020, Sohu held, and continues to hold, 100% of the combined total of Changyou’s outstanding ordinary shares and 100% of the total voting power in Changyou. Sohu consolidates Changyou in its consolidated financial statements and, prior to the completion of the Changyou Merger on April 17, 2020, also provided for noncontrolling interests reflecting ordinary shares in Changyou held by shareholders other than the Company (“Changyou noncontrolling shareholders”).
Sogou’s Business (Discontinued)
On September 29, 2020, Sohu, Sohu Search, and Tencent Merger Sub entered into the Tencent/Sohu Sogou Share Purchase Agreement. Upon the signing of the Tencent/Sohu Sogou Share Purchase Agreement, Sogou met the criteria for discontinued operations. Accordingly, the results of operations for Sogou’s search and search-related business and other business have been excluded from Sohu’s results from continuing operations. Revenues that were generated by Sogou’s search and search-related business and other business are reflected as discontinued operations in the Sohu Group’s consolidated statements of comprehensive income.
Search and Search-related Business
The search and search-related business consists primarily of search and search-related advertising services offered by Sogou. Search and search-related advertising services enable advertisers’ promotional links to be displayed on Sogou’s search results pages and other Internet properties and third parties’ Internet properties where the links are relevant to the subject and content of searches and such properties. Sogou’s advertising services expand distribution of advertisers’ promotional links and advertisements by leveraging traffic on third parties’ Internet properties, including Web content, software, and mobile applications. The search and search-related business benefits from Sogou’s collaboration with Tencent Holdings Limited (together with its subsidiaries, “Tencent”), which provides Sogou access to traffic and content generated from products and services provided by Tencent.
Other Sogou Business
Sogou also offers IVAS, primarily with respect to the operation of Web games and mobile games developed by third parties, and offers other products and services, including smart hardware products and online lending and microcredit services.
Initial Public Offering of Sogou
On November 13, 2017, Sogou completed its IPO on the NYSE, trading under the symbol “SOGO.” Proceeds to Sogou from the IPO were approximately $622.1 million, after deducting underwriting discounts and commissions and offering expenses. Following the completion of Sogou’s IPO, pursuant to the Voting Agreement among Sohu, Tencent, and Sogou (the “Voting Agreement”) that took effect upon the completion of Sogou’s IPO, Sohu has the right to appoint a majority of Sogou’s Board of Directors, and Sohu continues to consolidate Sogou in Sohu’s financial statements and provide for noncontrolling interests reflecting ordinary shares in Sogou held by shareholders other than Sohu. In the fourth quarter of 2017, Sohu recognized a one-time
credit to additional
paid-in
capital of $278.4 million in shareholders’ equity in Sohu’s consolidated balance sheets to reflect the increase in the value of Sohu’s equity in Sogou that resulted from the completion of Sogou’s IPO.
Sogou’s Share Structure
Sogou’s Ordinary Shares are divided into Sogou Class A Ordinary Shares and Sogou Class B Ordinary Shares. Holders of Sogou Class A Ordinary Shares and holders of Sogou Class B Ordinary Shares have identical rights with the exception of voting and conversion rights. Each Sogou Class A Ordinary Share is entitled to one vote per share and is not convertible. Each Sogou Class B Ordinary Share is entitled to ten votes per share and is convertible into one Sogou Class A Ordinary Share at any time.
As of December 31, 2020, Sogou had a combined total of 387,590,916 Sogou Class A Ordinary Shares and Sogou Class B Ordinary Shares issued and outstanding, consisting of:

(i)
Sohu: 127,200,000 Sogou Class B Ordinary Shares held by Sohu for its own account, and 3,717,250 Sogou Class A Ordinary Shares held by Sohu for the purpose of issuance upon the exercise of outstanding share-based awards and future share-based awards;

(ii)	Tencent: 151,557,875 Sogou Class B Ordinary Shares;

(iii)	Photon: 24,686,863 Sogou Class A Ordinary Shares; and

(iv)	Shareholders other than Sohu, Tencent, and Photon: 80,428,928 Sogou Class A Ordinary Shares, including Sogou Class A Ordinary Shares represented by Sogou ADSs.
The total number of Sogou outstanding shares listed above include 1,899,000 Sogou Class A Ordinary Shares that are outstanding for legal purposes, but have been determined to be Sogou treasury stock for accounting purposes.
Voting Agreement between Sohu, Tencent and Sogou
Pursuant to the Voting Agreement, Sohu and Tencent agreed that, subject to certain exceptions, (1) within three years following the completion of Sogou’s IPO, Sohu will vote all Sogou Class B Ordinary Shares and any Sogou Class A Ordinary Shares held by it and Tencent will vote 45,578,896 of its Sogou Class B Ordinary Shares to elect a Board of Directors consisting of seven directors, four of whom will be appointed by Sohu, two of whom will be appointed by Tencent, and the seventh of whom will be Sogou’s then chief executive officer, and (2)
after three years following the completion of Sogou’s IPO, Sohu will be entitled to choose to change the size and composition of Sogou’s Board of Directors, subject to Tencent’s right to appoint at least one director
. The effect of these provisions is to give Sohu the power to appoint a majority of Sogou’s Board of Directors, and to give Tencent the power to appoint two
directors within three years following the completion of Sogou’s IPO and at least one
director after three years after the completion of Sogou’s IPO. The Voting Agreement also provides that, subject to certain conditions, for so long as Sohu and Tencent together hold more than
50
% of the total voting power of the Sogou Class A Ordinary Shares and the Sogou Class B Ordinary Shares, Sohu or Tencent may remove and replace any director appointed by it. These provisions of the Voting Agreement are also reflected in Sogou’s Third Amended and Restated Memorandum of Association (“Sogou’s Amended and Restated Memorandum of Association”) and Seventh Amended and Restated Articles of Association (“Sogou’s Amended and Restated Articles of Association”).
Due to the additional voting power of the Sogou Class B Ordinary Shares held by Sohu and Tencent, as of the date of this report Sohu holds approximately 34% of the total of Sogou’s outstanding Class A and Class B Ordinary Shares and controls approximately 44% of the total voting power of the combined total of Sogou’s outstanding Class A and Class B Ordinary Shares; Tencent has an indirect shareholding of approximately 39% of the total of Sogou’s outstanding Class A and Class B Ordinary Shares and controls approximately 52% of the total voting power of the combined total of Sogou’s outstanding Class A and Class B Ordinary Shares; and Sohu and Tencent together have the power to decide all matters that may be brought to a vote of Sogou’s shareholders.
The Voting Agreement and Sogou’s Amended and Restated Articles of Association also specify that for so long as Sohu or Tencent holds not less than 15% of Sogou’s issued shares (calculated on a fully diluted basis), consent from the holder of 15% or more (either or both of Sohu or Tencent, as the case may be) will be required (1) to amend Sogou’s Amended and Restated Memorandum of Association or Amended and Restated Articles of Association, (2) to make material changes in Sogou’s principal lines of business, (3) to issue any additional Sogou Class B Ordinary Shares, (4) to create any new class or series of shares that is pari passu with or senior to the Sogou Class A Ordinary Shares, (5) for Sogou to approve a liquidation, dissolution or winding up of Sogou, or a merger or consolidation resulting in a change in control, or any disposition of all or substantially all of Sogou’s assets, or (6) for Sogou to enter into any transactions with affiliates of Sohu, other than in the ordinary course of business. Of these corporate actions that are subject to consent of Sohu or Tencent (as applicable), shareholder approval is required under the Companies Law of the Cayman Islands for any amendment of Sogou’s Amended and Restated Memorandum of Association or Amended and Restated Articles of Association, any
winding-up
of Sogou Inc., or any merger or consolidation with a third-party entity. The Voting Agreement and Sogou’s Amended and Restated Articles of Association further provide that if Sogou’s shareholders have voted in favor of any of these actions requiring the approval of Sogou’s shareholders but consent from Sohu or Tencent (as applicable) has not been obtained, then the holders of all classes of Sogou’s shares who have voted against such action will be deemed to have such number of votes as are equal to the aggregate number of votes cast in favor of such actions plus one additional vote. Under these provisions of the Voting Agreement and Sogou’s Amended and Restated Articles of Association, if an action is proposed for which the consent of either Tencent or Sohu is required, the failure to obtain the consent of Tencent or Sohu will have the effect of the proposed action’s not being approved, even if Sogou’s other shareholders approve it.
The Voting Agreement and Sogou’s Amended and Restated Articles of Association also specify that if at any time Sohu alone holds more than 50% of the total voting power of the Sogou Class A Ordinary Shares and the Sogou Class B Ordinary Shares, the voting arrangements with respect to the size and composition of Sogou’s Board of Directors will be automatically suspended until such time within five years after the completion of Sogou’s IPO as Sohu’s voting power again drops to 50% or less, in which case the original voting arrangements will be reinstated, provided that Tencent will only be required to vote the lower of 45,578,896 Sogou Class B Ordinary Shares held by it or such number as would give Sohu combined voting power of 50.1%. If such a suspension continues after the fifth anniversary of the completion of Sogou’s IPO, the voting arrangements with respect to the size and composition of Sogou’s Board of Directors will terminate.
All of the Sogou Class B Ordinary Shares held by Sohu will be converted into Sogou Class A Ordinary Shares if there is a transaction resulting in change of control of Sohu that was not approved by Sohu’s board of directors, if specified competitors of Tencent control Sohu, or if a majority of Sohu’s board of directors consist of nominees of specified competitors of Tencent. The provisions with respect to the size and composition of Sogou’s Board of Directors set out in the Voting Agreement and Sogou’s Amended and Restated Articles of Association will terminate upon occurrence of any such event. Such arrangements will also terminate (1) if Dr. Charles Zhang, the chairman of the board of directors of Sohu and the chief executive officer, both ceases being the chairman of the board of directors of Sohu and ceases being the single largest beneficial owner of Sohu’s outstanding shares; (2) if Sohu transfers 30% or more of the Sogou Class B Ordinary Shares that Sohu held upon the completion of Sogou’s IPO; (3) if Sogou fails to provide irrevocable instructions to the person maintaining Sogou’s register of members to accept instructions from Tencent, under certain circumstances, with respect to the conversion of Sogou Class B Ordinary Shares held by Sohu; (4) or Sogou changes, without Tencent’s consent, the person that maintains Sogou’s register of members; (5) or if Tencent ceases to own any Sogou Class B Ordinary Shares.
Under the Voting Agreement, Sohu and Tencent are subject to certain restrictions on transfer of their Sogou Class A and Class B Ordinary Shares. In particular, a transfer of Sogou Class B Ordinary Shares by either Sohu or Tencent, respectively, to any person or entity that is not a direct or indirect wholly-owned subsidiary of Sohu or Tencent, respectively, will cause such Sogou Class B Ordinary Shares to be converted into Sogou Class A Ordinary Shares.
Voting Agreement between Sohu, Photon and Sogou Management
Sohu may be deemed to have beneficial ownership attributable to shared voting power of Sogou Class A Ordinary Shares beneficially owned by Photon Group Limited (“Photon”), an investment vehicle of the Company’s Chairman and Chief Executive Officer Charles Zhang, Sogou’s chief executive officer Xiaochuan Wang, and certain other members of the Sogou management, as a result of a voting agreement by and among Sohu, Photon, Mr. Wang and the other members of Sogou management, pursuant to which Photon, Mr. Wang, and the other members of Sogou Management have agreed to vote their Sogou Class A Ordinary Shares (not including shares acquired by Mr. Wang in the public market following Sogou’s IPO) to elect Sohu’s designees to Sogou’s Board of Directors.